Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of consolidated balance sheet information related to leases

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	12,484	9,266	1,269
LIABILITIES
Operating lease liabilities, current	2,709	2,994	410
Operating lease liabilities, non-current	5,348	1,680	230
Total	8,057	4,674	640

Schedule of supplemental cash flow information related to leases

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	15,048	15,169	3,700	521
Right-of-use assets obtained in exchange for operating lease liabilities	5,642	8,619	—	—

Schedule of other information related to lease

	As of December 31,
	2023	2024
Weighted average remaining lease term (years)	5.07	4.67
Weighted average discount rate	5%	5%

Schedule of maturities of lease liabilities (excluding short-term leases)

As of December 31,
2024
RMB
2025	2,037
2026	1,668
2027	1,316
2028 and thereafter	930
Total minimum lease payments	5,951
Less: interest	(1,277)
Present value of lease obligations	4,674